Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,169	100,244
Deposits paid for securities borrowed	63,039	59,778
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	163,208	160,022
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	60,752	86,828
Deposits received for securities lent	9,367	7,204
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	70,119	94,032
Bank
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,169	100,235
Deposits paid for securities borrowed	63,039	59,778
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	163,208	160,013
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	60,752	86,828
Deposits received for securities lent	9,367	7,204
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	70,119	94,032